Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2020
Fixed Assets, Net
Schedule of vessels acquired

Company	Vessel Name	Year Built	TEU	Date of vessel delivery
Blackwell Seaways Inc.	Niledutch Lion	2008	8,626	January 23, 2020
Rewarding International Shipping Inc.	Phoebe	2005	8,463	April 14, 2020
Oceancarrier (No.1) Corp.	SM Charleston	2005	8,533	June 10, 2020

Schedule of leaseback instalments

The scheduled leaseback instalments subsequent to June 30, 2020 are as follows (in thousands):

Instalments due by period ended:
June 30, 2021	$30,916
June 30, 2022	30,916
June 30, 2023	30,915
Until May 2024	61,833
Total leaseback instalments	154,580
Less: Imputed interest	(19,351)
Total leaseback obligation	135,229
Less: Deferred finance costs, net	(4,054)
Less: Current leaseback obligation	(23,822)
Leaseback obligation, net of current portion	$107,353